Shareholder Report, Holdings (Details) - C000247942 [Member]	Sep. 30, 2024
Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Holcim AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
TE Connectivity PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
International Flavors And Fragrances Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.50%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%